Critical accounting judgements and estimates - Disclosure of Generation of Multiple Economic Assumptions by Quarter and Year (Details)	Jun. 30, 2021	Dec. 31, 2020
Upside
Five year average [Abstract]
Gross domestic product	3.10%	0.30%
UK Bank Rate	1.16%	0.98%
Unemployment rate	4.50%	5.00%
House price growth	4.40%	4.20%
Commercial real estate price growth	3.40%	2.10%
Base case
Five year average [Abstract]
Gross domestic product	3.00%	0.10%
UK Bank Rate	0.34%	0.15%
Unemployment rate	5.40%	5.90%
House price growth	1.50%	1.10%
Commercial real estate price growth	0.60%	(1.10%)
Downside
Five year average [Abstract]
Gross domestic product	2.60%	(0.40%)
UK Bank Rate	0.10%	0.05%
Unemployment rate	6.70%	7.10%
House price growth	(3.50%)	(3.50%)
Commercial real estate price growth	(3.00%)	(4.90%)
Severe downside
Five year average [Abstract]
Gross domestic product	2.30%	(0.80%)
UK Bank Rate	0.02%	0.02%
Unemployment rate	8.40%	8.80%
House price growth	(7.50%)	(7.50%)
Commercial real estate price growth	(7.30%)	(9.70%)
First quarter 2021 | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	(1.50%)	(3.00%)
UK Bank Rate	0.10%	0.10%
Unemployment rate	4.80%	4.00%
House price growth	6.50%	2.80%
Commercial real estate price growth	(2.90%)	(5.00%)
Second quarter 2021 | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	4.30%	(18.80%)
UK Bank Rate	0.10%	0.10%
Unemployment rate	5.00%	4.10%
House price growth	10.50%	2.60%
Commercial real estate price growth	1.30%	(7.80%)
Third quarter 2021 | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	(0.30%)	16.00%
UK Bank Rate	0.10%	0.10%
Unemployment rate	5.40%	4.80%
House price growth	6.80%	7.20%
Commercial real estate price growth	1.50%	(7.80%)
Fourth quarter 2021 | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	3.20%	(1.90%)
UK Bank Rate	0.10%	0.10%
Unemployment rate	6.60%	5.00%
House price growth	5.60%	5.90%
Commercial real estate price growth	0.40%	(7.00%)
First quarter 2022 | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	1.50%	(3.80%)
UK Bank Rate	0.10%	0.10%
Unemployment rate	6.40%	5.20%
House price growth	5.00%	5.50%
Commercial real estate price growth	(0.30%)	(6.10%)
Second quarter 2022 | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	0.50%	5.60%
UK Bank Rate	0.10%	0.10%
Unemployment rate	6.20%	6.50%
House price growth	1.70%	4.70%
Commercial real estate price growth	(0.50%)	(2.90%)
Third quarter 2022 | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	0.40%	3.60%
UK Bank Rate	0.10%	0.10%
Unemployment rate	6.10%	8.00%
House price growth	0.30%	(1.60%)
Commercial real estate price growth	0.40%	(2.20%)
Fourth quarter 2022 | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	0.40%	1.50%
UK Bank Rate	0.10%	0.10%
Unemployment rate	5.90%	7.50%
House price growth	0.10%	(3.80%)
Commercial real estate price growth	1.00%	(1.70%)
2020 | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product		(10.50%)
UK Bank Rate		0.10%
Unemployment rate		4.50%
House price growth		5.90%
Commercial real estate price growth		(7.00%)
2020 | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product		(10.50%)
UK Bank Rate		0.10%
Unemployment rate		4.30%
House price growth		6.30%
Commercial real estate price growth		(4.60%)
2020 | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product		(10.60%)
UK Bank Rate		0.10%
Unemployment rate		4.60%
House price growth		5.60%
Commercial real estate price growth		(8.70%)
2020 | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product		(10.80%)
UK Bank Rate		0.10%
Unemployment rate		4.80%
House price growth		5.30%
Commercial real estate price growth		(11.00%)
2021 | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	5.50%	3.00%
UK Bank Rate	0.10%	0.10%
Unemployment rate	5.40%	6.80%
House price growth	5.60%	(3.80%)
Commercial real estate price growth	0.40%	(1.70%)
2021 | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	6.10%	3.70%
UK Bank Rate	0.52%	1.14%
Unemployment rate	4.70%	5.40%
House price growth	6.80%	(1.40%)
Commercial real estate price growth	9.20%	9.30%
2021 | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	4.80%	1.70%
UK Bank Rate	0.09%	0.06%
Unemployment rate	6.00%	7.90%
House price growth	3.50%	(8.40%)
Commercial real estate price growth	(5.30%)	(10.60%)
2021 | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	4.10%	0.30%
UK Bank Rate	0.06%	0.00%
Unemployment rate	7.00%	9.90%
House price growth	2.40%	(11.10%)
Commercial real estate price growth	(13.50%)	(21.40%)
2022 | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	5.50%	6.00%
UK Bank Rate	0.10%	0.10%
Unemployment rate	6.10%	6.80%
House price growth	0.10%	0.50%
Commercial real estate price growth	1.00%	1.60%
2022 | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	5.50%	5.70%
UK Bank Rate	1.27%	1.27%
Unemployment rate	4.90%	5.40%
House price growth	3.40%	5.20%
Commercial real estate price growth	5.70%	3.90%
2022 | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	4.20%	5.10%
UK Bank Rate	0.05%	0.02%
Unemployment rate	7.80%	8.40%
House price growth	(6.20%)	(6.50%)
Commercial real estate price growth	(5.30%)	(3.20%)
2022 | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	3.50%	4.80%
UK Bank Rate	0.00%	0.00%
Unemployment rate	9.90%	10.70%
House price growth	(11.00%)	(12.50%)
Commercial real estate price growth	(13.50%)	(9.80%)
2023 | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	1.60%	1.70%
UK Bank Rate	0.25%	0.21%
Unemployment rate	5.40%	6.10%
House price growth	0.10%	1.50%
Commercial real estate price growth	0.60%	1.10%
2023 | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	1.40%	1.70%
UK Bank Rate	1.09%	1.20%
Unemployment rate	4.40%	5.00%
House price growth	4.60%	6.00%
Commercial real estate price growth	2.40%	2.10%
2023 | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	1.30%	1.40%
UK Bank Rate	0.06%	0.02%
Unemployment rate	7.10%	7.80%
House price growth	(7.50%)	(4.70%)
Commercial real estate price growth	(2.80%)	(0.80%)
2023 | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	1.10%	1.30%
UK Bank Rate	0.01%	0.01%
Unemployment rate	9.10%	9.80%
House price growth	(13.20%)	(10.70%)
Commercial real estate price growth	(6.90%)	(3.90%)
2024 | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	1.40%	1.40%
UK Bank Rate	0.50%	0.25%
Unemployment rate	5.00%	5.50%
House price growth	0.60%	1.50%
Commercial real estate price growth	0.30%	0.60%
2024 | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	1.40%	1.50%
UK Bank Rate	1.32%	1.21%
Unemployment rate	4.20%	4.50%
House price growth	3.90%	5.00%
Commercial real estate price growth	0.30%	0.30%
2024 | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	1.40%	1.40%
UK Bank Rate	0.11%	0.03%
Unemployment rate	6.50%	7.00%
House price growth	(4.90%)	(3.00%)
Commercial real estate price growth	(1.50%)	(0.80%)
2024 | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	1.40%	1.20%
UK Bank Rate	0.02%	0.01%
Unemployment rate	8.30%	8.70%
House price growth	(9.60%)	(7.60%)
Commercial real estate price growth	(2.30%)	(0.80%)
2025 | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	1.20%
UK Bank Rate	0.75%
Unemployment rate	4.80%
House price growth	1.10%
Commercial real estate price growth	0.50%
2025 | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	1.20%
UK Bank Rate	1.58%
Unemployment rate	4.10%
House price growth	3.40%
Commercial real estate price growth	(0.30%)
2025 | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	1.40%
UK Bank Rate	0.20%
Unemployment rate	6.00%
House price growth	(1.80%)
Commercial real estate price growth	0.20%
2025 | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Gross domestic product	1.40%
UK Bank Rate	0.03%
Unemployment rate	7.60%
House price growth	(5.10%)
Commercial real estate price growth	0.50%